General - Schedule of Business Acquisitions by Acquisition, Equity Interest Issued or Issuable (Parenthetical) (Detail)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Tomusinsky Open Pit Mine (TOPM) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Interest in voting stock held by the Group before preferred dividends	74.70%
Interest in voting stock held by the Group	64.30%	74.70%	74.50%
Mechel-Mining OAO [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Interest in voting stock held by the Group	100.00%	100.00%	98.69%
Elgaugol [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Interest in voting stock held by the Group	99.993%	100.00%